FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) In Thousands, unless otherwise specified					12 Months Ended			12 Months Ended							12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Long Term Debt [Member] Price Based EUR (€)	Dec. 31, 2012 Long Term Debt [Member] Price Based High	Dec. 31, 2012 Long Term Debt [Member] Price Based Low	Dec. 31, 2012 Other assets Price Based EUR (€)	Dec. 31, 2012 Other assets Price Based High	Dec. 31, 2012 Other assets Price Based Low	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows High	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Low	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows FX Correlation EUR (€)	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors EUR (€)	Dec. 31, 2012 Interest Rate Contract Member Discounted Cash Flows Constant Maturity Swap correlation between different tenors and currencies (quanto) EUR (€)	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model High	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model Low	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model FX Pair Correlation EUR (€)	Dec. 31, 2012 Other Derivatives Market Standard Black Scholes Model Index volatility EUR (€)	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) High	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Low	Dec. 31, 2012 Other Derivatives Discounted Cash Flows - Internal Model (for CVA/DVA) Credit Spread EUR (€)	Dec. 31, 2012 Credit Derivative Internal Model EUR (€)	Dec. 31, 2012 Credit Derivative Internal Model High	Dec. 31, 2012 Credit Derivative Internal Model Low	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based EUR (€)	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based High	Dec. 31, 2012 Trading debt securities issued by foreign financial institutions Price Based Low	Dec. 31, 2012 Other Trading debt securities Price Based EUR (€)	Dec. 31, 2012 Other Trading debt securities Price Based High	Dec. 31, 2012 Other Trading debt securities Price Based Low	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows EUR (€)	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows High	Dec. 31, 2012 Available for sale Greek Government bonds Discounted Cash Flows Low	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based EUR (€)	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based High	Dec. 31, 2012 Available for sale Corporate debt securities issued by companies incorporated in Greece Price Based Low	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Price Based EUR (€)	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Price Based High	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Price Based Low	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Discounted Cash Flows EUR (€)	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Discounted Cash Flows High	Dec. 31, 2012 Available For Sale Corporate Debt Securities Issued By Companies Incorporated Outside Greece [Member] Discounted Cash Flows Low	Dec. 31, 2012 Trading Account Assets Member EUR (€)	Dec. 31, 2011 Trading Account Assets Member EUR (€)	Dec. 31, 2012 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Level 3 Greek Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2011 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2012 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2011 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2012 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2011 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2012 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2011 Other Assets Fair Value [Member] EUR (€)	Dec. 31, 2011 Deposits At Fair Value Level 3 [Member] EUR (€)	Dec. 31, 2012 Trading Level 3 Debt Securities Issued By Other Government And Public Sector Entities [Member] EUR (€)	Dec. 31, 2012 Long Term Debt EUR (€)	Dec. 31, 2012 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2012 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2012 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2011 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks																																																																		€ 145,477				€ 2,832,869				€ 0								€ 2,976,543	€ 3,767,624	€ 2,978,346	€ 3,771,226
Held to maturity securities																																																																		0				379,994				24,980								355,944	1,002,202	404,974	963,301
Loans at amortized cost, net of allowance																																																																		0				0				67,895,875								66,835,315	69,174,975	67,895,875	69,050,417
Financial Liabilities:
Deposits at amortized cost																																																																		7,717,459				80,528,356				0								88,204,157	89,795,575	88,245,815	89,807,018
Other borrowed funds																																																																		0				2,024,674				0								2,026,659	925,971	2,024,674	920,699
Long-term debt at amortized cost																																																																		0				1,390,267				85,757								1,516,424	1,878,074	1,476,024	1,838,635
Assets
Trading assets																																																																		1,994,026		198,857		3,441,358		2,472,853		33,140		292,378		5,468,524		2,964,088
Greek government bonds																																																																		0		0		62		0		0		259,233		62		259,233
Debt securities issued by other governments and public entities																																																																		222,920		176,932		32,645		42,875		358		0		255,923		219,807
Debt securities issued by Greek financial institutions																																																																		0		0		41,202		44,025		336		370		41,538		44,395
Debt securities issued by foreign financial institutions																																																																		113,876		0		63,510		77,251		32,446		32,775		209,832		110,026
Corporate debt securities issued by Greek companies																																																																		0		0		17,559		10,876		0		0		17,559		10,876
Corporate debt securities issued by foreign companies																																																																		3,997		0		5,122		5,547		0		0		9,119		5,547
Equity securities issued by Greek companies																																																																		30,249		7,767		0		0		0		0		30,249		7,767
Equity securities issued by foreign companies																																																																		7,557		8,750		0		0		0		0		7,557		8,750
Mutual fund units																																																																		11,984		5,408		0		0		0		0		11,984		5,408
Greek treasury bills																																																																		0		0		3,221,845		2,268,222		0		0		3,221,845		2,268,222
Foreign treasury bills																																																																		1,603,443		0		59,413		24,057		0		0		1,662,856		24,057
Derivative assets	4,825,590	3,693,024	3,605,965																																																															4,625		9,349		3,659,167		3,523,423		29,232		73,193		3,693,024		3,605,965
Available-for-sale securities																																																																		3,677,358		3,272,302		2,947,701		1,425,813		466,364		3,873,609		7,091,423		8,571,724
Greek government bonds																																																																		0		0		1,474,473		0		206,866		3,697,378		1,681,339		3,697,378
Debt securities issued by other governments and public entities																																																																		3,032,357		2,706,134		456,468		347,617		0		0		3,488,825		3,053,751
Corporate debt securities issued by companies incorporated in Greece																																																																		22,680		0		389,126		365,645		74,605		94,881		486,411		460,526
Corporate debt securities issued by companies incorporated outside Greece																																																																		4,098		16,469		318,232		557,063		184,893		81,350		507,223		654,882
Equity securities issued by companies incorporated in Greece																																																																		88,215		57,620		0		0		0		0		88,215		57,620
Equity securities issued by companies incorporated outside Greece																																																																		27,586		44,343		0		612		0		0		27,586		44,955
Mutual Fund units																																																																		494,863		422,162		0		0		0		0		494,863		422,162
Foreign treasury bills																																																																		7,559		25,574		309,402		154,876		0				316,961		180,450
Loans at fair value																																																																		0	[1]	0	[1]	180,611	[1]	277,247	[1]	0	[1]	0	[1]	180,611	[1]	277,247	[1]
Other assets																																																																		282,535		264,542		12,640		21,829		11,135		9,341		306,310		295,712
Total Assets																																																																		5,958,544		3,745,050		10,241,477		7,721,165		539,871		4,248,521		16,739,892		15,714,736
Liabilities
Deposits at fair value																																																																		0	[2]	0	[2]	2,954,945	[2]	1,779,727	[2]	0	[2]	0	[2]	2,954,945	[2]	1,779,727	[2]
Derivative liabilities																																																																		5,129		8,371		4,742,468		4,301,180		36,800		10,937		4,784,397		4,320,488
Accounts payable, accured expenses and other liabilities (Securities short position)																																																																		3,727		5,009		0		0		0		0		3,727		5,009
Long-term debt at fair value																																																																		0	[1]	0	[1]	0	[1]	1,059,297	[1]	600,066	[1]	0	[1]	600,066	[1]	1,059,297	[1]
Total Liabilities																																																																		8,856		13,380		7,697,413		7,140,204		636,866		10,937		8,343,135		7,164,521
Fair Value Reconciliation of Level 3 Financial Instruments
Balance at beginning of year																																											292,378	36,862	259,233	0	370	79	32,775	36,783	62,256	26,138	3,873,609	191,564	3,697,378	72,980	94,881	14,346	81,350	104,238	9,341	0	623
Gain/(losses) included in earnings																																											(26,759)	(4,053)	(27,086)	0	38	(45)	289	(4,008)	(9,659)	4,242	(205,209)	(12,875)	(212,705)	(12,884)	6,927	0	569	9	677	0	114	0	0
Gain/(losses) included in OCI																																											0	0	0	0	0	0	0	0	0	0	73,238	(46,274)	70,730	(23,766)	537	389	1,971	(22,897)	0	0	0	0	0
Purchases																																											9,460	0	1,339	0	6,813	0	1,308	0	(26,071)	2,994	55,896	0	55,896	0	0	0	0	0	0	9,341	0	0	0
Sales																																											(14,593)		(5,628)		(6,885)		(2,080)		0		(80,370)		(22,911)		(15,660)		(41,799)		0			0	0
Settlements																																											(227,858)	0	(227,858)	0	0	0	0	0	0	(13,136)	(1,936,304)	0	(1,924,224)	0	(12,080)	0	0	0	0	0	(737)	0	0
Transfer into/(out of) level 3																																											512	259,569	0	259,233	0	336	154	0	(34,094)	42,018	(1,314,496)	3,741,194	(1,457,298)	3,661,048	0	80,146	142,802	0	1,117	0	0	358	600,066
Balance at end of year																																											33,140	292,378	0	259,233	336	370	32,446	32,775	(7,568)	62,256	466,364	3,873,609	206,866	3,697,378	74,605	94,881	184,893	81,350	11,135	9,341	0	358	600,066
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		61,262	27
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		(863)	0
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		2,177	2,232
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		0	114
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value of assets as of the balance sheet date							11,135					644	14,470	1,285			1,890	(1,113)			1,415	(26,158)			32,292			848			206,866			74,605			29,621			155,272
Other liabilities		€ 3,727	€ 5,009	€ 600,066
Price					70.0	70.0		101	101																	98.6	20.8		37.0	37.0					60.0	37.0		99.0	93.8
Credit Spread over 30 years (bps)																																821	821
Liquidity Factor Adjustment on Discounted Cash Flows Model																																									25.00%	14.00%
FX Correlation										0.85	(0.25)
Constant Maturity Swap correlation between different tenors										0.93	0.68
Constant Maturity Swap correlation between different tenors and currencies (quanto)										0.95	(0.10)
FX Pair Correlation															0.68	(0.10)
Index volatility															0.30	0.05
Credit Spread																			1,000	100
Expected Loss Rate																							8.10%	8.10%

[1]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 24).
[2]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 19).